EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Cost of inventories recognized as expenses	(31,972)	(25,645)	(21,404)
Royalty fees	(5,793)	(4,907)	(2,145)
Sales milestone	(5,000)	—	—
Obsolete inventory impairments	(2,735)	(4,847)	(1,663)
Total	(45,500)	(35,399)	(25,212)
Pharming expensed royalty fees and sales milestones to Novartis on Joenja® sales, amounting to $10.8 million in 2025, $4.9 million in 2024 and $2.1 million in 2023. See Note 25. Commitments and contingencies for further information on the royalty fees to Novartis.

The sales milestone relates to achieving first‑time annual net sales of $50.0 million for Joenja®. After a sales threshold has been reached for the first year, the milestone payment for that threshold does not recur, see Note 25. Commitments and contingencies.
Obsolete inventory impairment stems from products no longer eligible for commercial sales which required a reduction in the valuation of the inventories to the lower net realizable value. Impairments related to inventories designated for commercial activities in 2025, 2024 and 2023 amounted to a charge of $2.7 million, $4.8 million and $1.7 million, respectively.

Other operating costs
Other operating costs in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(127,359)	(104,186)	(92,524)
Amortization costs intangible assets	(6,541)	(6,273)	(5,853)
Impairment losses intangible assets	—	—	(253)
Depreciation Property, plant and equipment and right of use assets	(4,184)	(4,769)	(5,157)
Impairment losses property, plant and equipment and right of use assets	(491)	(5,027)	(4,663)
Direct Operating Expenses	(143,199)	(123,080)	(114,832)
Other indirect costs	(29,546)	(29,264)	(25,558)
Total other operating costs	(311,320)	(272,599)	(248,840)
As percentage of net sales	(83)%	(92)%	(101)%
Costs of research and development
Research and development costs in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(34,853)	(29,869)	(26,830)
Amortization costs intangible assets	(256)	(232)	(218)
Impairment losses intangible assets	—	—	(253)
Depreciation Property, plant and equipment and right of use assets	(1,260)	(1,449)	(1,636)
Direct Operating Expenses	(59,381)	(47,232)	(36,226)
Other indirect research and development costs	(4,617)	(4,365)	(3,751)
Total research and development costs	(100,367)	(83,147)	(68,914)
As percentage of net sales	(27)%	(28)%	(28)%
Operating expenses for research and development activities in 2025, 2024 and 2023 were $100.4 million, $83.1 million and $68.9 million, respectively. The increase in costs for 2025 mainly reflects higher expenditures related to investment in the napazimone (KL1333) program following its acquisition, including integration of development activities and preparation for further clinical advancement. The increase in costs for 2024 mainly relates to current year's spend in research in leniolisib for the treatment of activated phosphoinositide 3-kinase delta (PI3Kδ) syndrome (APDS) for patients under 12 years old, research on the use of leniolisib for additional primary immunodeficiencies (PIDs) beyond APDS and costs relating to activities in EU and the rest of the world for the purpose of receiving regulatory approval to commercialize Joenja® for APDS.
Costs of general and administrative activities
General and administrative costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(36,218)	(25,526)	(21,216)
Amortization costs intangible assets	(634)	(617)	(650)
Depreciation property, plant and equipment and right of use assets	(2,447)	(2,926)	(3,118)
Impairment losses property, plant and equipment and right of use assets	(491)	(5,027)	(4,663)
Direct Operating Expenses	(21,893)	(18,790)	(11,240)
Other indirect general and administrative costs	(18,274)	(17,764)	(14,990)
Total general and administrative costs	(79,958)	(70,650)	(55,877)
As percentage of net sales	(21)%	(24)%	(23)%
Other indirect general and administrative costs include insurance, compliance and other costs.
Costs of marketing and sales activities
Marketing and sales costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(56,288)	(48,791)	(44,478)
Amortization costs intangible assets	(5,651)	(5,424)	(4,985)
Depreciation property, plant and equipment and right of use assets	(477)	(394)	(403)
Direct Operating Expenses	(61,925)	(57,058)	(67,366)
Other indirect marketing and sales costs	(6,655)	(7,135)	(6,817)
Total marketing and sales costs	(130,995)	(118,802)	(124,049)
As percentage of net sales	(35)%	(40)%	(51)%

Employee benefit costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Salaries	(98,526)	(80,026)	(71,690)
Social security costs	(10,484)	(9,278)	(8,604)
Pension costs	(4,582)	(3,629)	(2,980)
Share-based compensation	(13,767)	(11,253)	(9,251)
Total	(127,359)	(104,186)	(92,525)
Salaries include holiday allowances and cash bonuses for staff.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2025	2024	2023
Property, plant and equipment	(1,210)	(1,395)	(1,494)
Intangible assets	(6,541)	(6,273)	(5,852)
Total	(7,751)	(7,668)	(7,346)

Right of use assets	(3,464)	(3,374)	(3,664)
Total	(3,464)	(3,374)	(3,664)